Employee Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefits
Note 14: Employee Benefits

401(k) Plan — The Company maintains a 401(k) savings plan for eligible employees.  The Company’s contributions to this plan were $232,567 and $224,099 for the years ended December 31, 2014 and 2013, respectively.  The plan invests some of its assets in deposit accounts at the Company which earned interest at a rate of 1.85% for the year ended December 31, 2014 and 1.85% to 2.00% for the year ended December 31, 2013.

Deferred Compensation Plan — The Company maintains a deferred compensation plan for certain key officers and employees.  Contributions are determined annually by the Company’s Board of Directors.  Effective in 2005, the Company froze this plan and no contributions to this plan were made for the years ended December 31, 2014 or 2013.  The plan accrues interest at a variable rate which fluctuates based on Moody’s Corporate Bond Average Index.  The amount recorded on the consolidated balance sheets as deferred compensation was $2,451,200 and $2,374,940 as of December 31, 2014 and 2013, respectively.  Compensation expense related to the plan was $140,714 and $139,308 for the years ended December 31, 2014 and 2013, respectively.

The Company has also entered into deferred compensation agreements with certain key officers and employees.  The agreements provide for monthly payments at retirement or death.  The charge to expense for this plan reflects the accrual using the principal and interest method over the vesting period of the present value of benefits due each participant on the full eligibility date using a 4.75% discount rate.  The amount recorded on the consolidated balance sheets as deferred compensation was $1,801,520 and $1,624,431 as of December 31, 2014 and 2013, respectively.  Compensation expense related to the plans was $241,745 and $302,138 for the years ended December 31, 2014 and 2013, respectively.

Employee Stock Ownership Plan (ESOP) — The ESOP is a noncontributory defined contribution plan which covers substantially all employees.  The Company may contribute to the Plan, at its discretion, an amount determined by the Board of Directors.

As part of the second step conversion, in July 2010 the Company acquired 41,614 additional shares of Company common stock at $10 per share in the conversion with funds provided by a loan from the Company.  Accordingly, $416,140 of common stock acquired by the ESOP was shown as a reduction of stockholders’ equity.  Shares are released to participants proportionately as the loan is repaid.  Dividends on allocated shares are recorded as dividends and charged to retained earnings.  Dividends on unallocated shares are used to repay the loan and are treated as compensation expense.  Compensation expense is recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP.

ESOP expense for the years ended December 31, 2014 and 2013 was $80,978 and $70,448, respectively.

	2014	2013

Allocated shares	$54,519	$55,515
Shares committed for allocation	3,767	3,680
Unearned shares	24,991	28,758

Total ESOP shares	83,277	87,953

Fair value of unearned shares at December 31	$574,793	$562,219